UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 10, 2003


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	317,576



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
ABBOTT LABORATORIES, INC.       COM   002824100       229      5370 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       323      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     44025       587 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      7975      3195 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     24249    561974 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       324     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      2839    154300 SH         SOLE          SOLE
CNB FLORIDA BANCSHARES, INC.    COM   12612H107       182     10100 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5918    137752 SH         SOLE          SOLE
COINSTAR, INC.                  COM   19259P300       135     10000 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     19220    648435 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       231      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     18999    609925 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        72     10291 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     27919    433325 SH         SOLE          SOLE
FIRST HEALTH GROUP CORP.        COM   320960107       368     14000 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       652     32607 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       474     15900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     15882    498640 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     12305    778825 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       393      8950 SH         SOLE          SOLE
IPAYMENT INC.                   COM   46262E105      2915    129556 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     11721    408390 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     12246   1228298 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     33831    126707 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     10332    166300 SH         SOLE          SOLE
MULTIMEDIA GAMES, INC.          COM   625453105       255      7000 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104       636     31500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       412     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     22477    791155 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       276      7500 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      5279    127350 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      5337    366070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       246      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     26140    307165 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107       104     10129 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       304      6400 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       370     14000 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       356      8640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       333       500 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1292      3800 SH         SOLE          SOLE
                                                   317576